UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08012
Investment Company Act File Number
Government Obligations Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Government Obligations Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 67.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
3.238%, with maturity at 2035(1)	$13,600	$13,973,502
3.361%, with maturity at 2034(1)	2,875	2,957,550
5.00%, with various maturities to 2018	8,918	9,572,531
5.50%, with various maturities to 2032	2,468	2,663,141
6.00%, with various maturities to 2035	16,828	18,612,550
6.50%, with various maturities to 2033	32,508	36,493,427
6.87%, with maturity at 2024	265	303,214
7.00%, with various maturities to 2035	26,565	29,587,876
7.09%, with maturity at 2023	938	1,046,630
7.25%, with maturity at 2022	1,469	1,689,631
7.31%, with maturity at 2027	345	387,113
7.50%, with various maturities to 2035	25,187	29,025,013
7.63%, with maturity at 2019	540	616,692
7.75%, with maturity at 2018	38	43,095
7.78%, with maturity at 2022	184	214,642
7.85%, with maturity at 2020	462	534,940
8.00%, with various maturities to 2028	13,690	15,721,877
8.13%, with maturity at 2019	926	1,072,297
8.15%, with various maturities to 2021	318	373,221
8.25%, with maturity at 2017	103	114,977
8.50%, with various maturities to 2031	8,046	9,461,839
8.75%, with maturity at 2016	13	14,953
9.00%, with various maturities to 2027	9,204	10,636,100
9.25%, with various maturities to 2017	92	106,334
9.50%, with various maturities to 2026	2,707	3,202,571
9.75%, with maturity at 2018	3	2,978
10.50%, with maturity at 2020	826	987,089
11.00%, with maturity at 2015	27	31,374
15.00%, with maturity at 2011	0(2)	148

		$189,447,305

Federal National Mortgage Association:
3.041%, with various maturities to 2026(1)	$3,374	$3,462,467
3.075%, with various maturities to 2035(1)	35,115	36,191,913
3.077%, with maturity at 2022(1)	2,491	2,547,163
3.103%, with maturity at 2035(1)	2,175	2,239,360
3.109%, with various maturities to 2033(1)	4,790	4,934,896
3.115%, with maturity at 2031(1)	4,110	4,206,891
3.294%, with maturity at 2037(1)	7,188	7,463,454
3.296%, with maturity at 2040(1)	2,097	2,199,523
3.407%, with maturity at 2036(1)	2,369	2,435,044
3.738%, with maturity at 2034(1)	8,896	9,362,238
3.786%, with maturity at 2036(1)	2,878	2,953,937
3.892%, with maturity at 2035(1)	11,298	11,928,394
3.95%, with maturity at 2034(1)	8,606	9,105,360
4.00%, with maturity at 2014	482	498,592
4.089%, with maturity at 2036(1)	821	842,502
4.25%, with maturity at 2021(1)	2,226	2,302,785
4.50%, with various maturities to 2018	37,311	39,940,719
4.527%, with maturity at 2036(1)	34,614	36,880,278
4.671%, with maturity at 2035(1)	11,849	12,636,239
4.955%, with maturity at 2034(1)	32,428	34,581,282
5.00%, with various maturities to 2027	2,105	2,247,749
5.50%, with various maturities to 2030	16,279	17,654,181

	Principal
	Amount
Security	(000’s omitted)	Value
6.00%, with various maturities to 2032	$15,107	$16,692,999
6.50%, with various maturities to 2033	58,682	65,959,075
6.503%, with maturity at 2025(3)	405	460,627
7.00%, with various maturities to 2036	68,061	77,094,491
7.25%, with maturity at 2023	39	42,048
7.50%, with various maturities to 2032	13,857	16,053,411
7.866%, with maturity at 2030(3)	41	47,966
7.875%, with maturity at 2021	974	1,142,931
8.00%, with various maturities to 2032	15,754	18,372,952
8.25%, with maturity at 2025	375	444,526
8.33%, with maturity at 2020	887	1,041,541
8.50%, with various maturities to 2032	10,114	11,707,726
8.524%, with maturity at 2021(3)	123	146,019
9.00%, with various maturities to 2030	1,407	1,666,086
9.50%, with various maturities to 2030	2,815	3,358,796
9.592%, with maturity at 2025(3)	48	57,455
9.75%, with maturity at 2019	29	35,161
9.946%, with maturity at 2021(3)	80	97,702
9.95%, with maturity at 2020(3)	87	99,690
9.999%, with maturity at 2021(3)	125	144,698
10.00%, with maturity at 2012	6	6,177
10.021%, with maturity at 2023(3)	97	114,165
10.103%, with maturity at 2021(3)	59	69,188
10.485%, with maturity at 2025(3)	53	60,696
11.00%, with maturity at 2020	786	911,404
11.383%, with maturity at 2019(3)	104	118,319
11.50%, with maturity at 2012	4	4,058
11.504%, with maturity at 2025(3)	28	31,926
11.747%, with maturity at 2018(3)	112	125,880
12.34%, with maturity at 2021(3)	37	41,021
12.698%, with maturity at 2015(3)	102	117,638

		$462,881,339

Government National Mortgage Association:
3.125%, with various maturities to 2027(1)	$770	$796,072
6.50%, with various maturities to 2032	5,323	6,084,741
7.00%, with various maturities to 2034	43,752	50,500,926
7.25%, with maturity at 2022	36	41,513
7.50%, with various maturities to 2025	6,977	8,007,815
8.00%, with various maturities to 2027	12,946	15,053,933
8.25%, with maturity at 2019	174	200,005
8.30%, with maturity at 2020	47	55,615
8.50%, with various maturities to 2018	2,203	2,509,923
9.00%, with various maturities to 2027	7,978	9,830,797
9.50%, with various maturities to 2026	5,291	6,508,779

		$99,590,119

Total Mortgage Pass-Throughs (identified cost $708,936,787)		$751,918,763

Collateralized Mortgage Obligations — 5.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$311	$335,531
Series 1822, Class Z, 6.90%, 3/15/26	1,803	1,893,518
Series 1829, Class ZB, 6.50%, 3/15/26	863	954,499
Series 1896, Class Z, 6.00%, 9/15/26	941	970,371

	Principal
	Amount
Security	(000’s omitted)	Value
Series 2075, Class PH, 6.50%, 8/15/28	$477	$521,059
Series 2091, Class ZC, 6.00%, 11/15/28	2,060	2,261,199
Series 2102, Class Z, 6.00%, 12/15/28	514	557,725
Series 2115, Class K, 6.00%, 1/15/29	2,866	3,054,317
Series 2142, Class Z, 6.50%, 4/15/29	1,000	1,108,374
Series 2245, Class A, 8.00%, 8/15/27	11,231	13,085,165

		$24,741,758

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$421	$494,857
Series G92-44, Class ZQ, 8.00%, 7/25/22	450	506,330
Series G93-36, Class ZQ, 6.50%, 12/25/23	15,189	17,067,732
Series 1993-16, Class Z, 7.50%, 2/25/23	562	650,648
Series 1993-39, Class Z, 7.50%, 4/25/23	1,355	1,567,762
Series 1993-45, Class Z, 7.00%, 4/25/23	1,836	2,080,910
Series 1993-149, Class M, 7.00%, 8/25/23	678	763,142
Series 1993-178, Class PK, 6.50%, 9/25/23	1,363	1,520,132
Series 1993-250, Class Z, 7.00%, 12/25/23	354	381,161
Series 1994-42, Class K, 6.50%, 4/25/24	6,217	6,963,593
Series 1994-82, Class Z, 8.00%, 5/25/24	2,221	2,589,600
Series 1997-81, Class PD, 6.35%, 12/18/27	858	961,365
Series 2000-49, Class A, 8.00%, 3/18/27	1,195	1,420,930
Series 2001-81, Class HE, 6.50%, 1/25/32	1,922	2,149,928
Series 2002-1, Class G, 7.00%, 7/25/23	883	995,642

		$40,113,732

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$751	$847,233

Total Collateralized Mortgage Obligations (identified cost $60,912,699)		$65,702,723

U.S. Government Agency Obligations — 18.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$5,841,445
5.77%, 1/5/27	5,000	5,934,935

		$11,776,380

Federal Home Loan Bank:
2.50%, 6/13/14	$10,870	$11,361,552
4.125%, 12/13/19	25,000	26,860,075
4.125%, 3/13/20	26,460	28,271,002
4.75%, 3/10/23	4,500	4,982,027
5.365%, 9/9/24	6,445	7,495,683
5.375%, 8/15/24	14,700	17,132,189
5.625%, 6/11/21	17,000	20,268,080
5.75%, 6/12/26	2,720	3,270,207

		$119,640,815

United States Agency for International Development - Israel:
0.00%, 2/15/18	$10,101	$8,135,608
0.00%, 3/15/18	8,061	6,476,409
0.00%, 5/1/18	11,420	9,140,031
0.00%, 5/1/20	2,200	1,555,281

	Principal
	Amount
Security	(000’s omitted)	Value
5.50%, 9/18/23	$26,850	$31,886,362
5.50%, 4/26/24	16,015	19,068,339

		$76,262,030

Total U.S. Government Agency Obligations (identified cost $195,807,607)		$207,679,225

U.S. Treasury Obligations — 6.1%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 1.00%, 7/15/13	$60,000	$60,309,360
U.S. Treasury Bond, 7.125%, 2/15/23(4)	6,000	8,350,314

Total U.S. Treasury Obligations (identified cost $66,365,040)		$68,659,674

Short-Term Investments — 3.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(5)	$36,636	$36,636,315

Total Short-Term Investments (identified cost $36,636,315)		$36,636,315

Total Investments — 100.8% (identified cost $1,068,658,448)		$1,130,596,700

Other Assets, Less Liabilities — (0.8)%		$(8,614,124)

Net Assets — 100.0%		$1,121,982,576

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage.

(2)	Principal amount is less than $1,000.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $25,647 and $0, respectively.

A summary of financial instruments outstanding at July 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	500 U.S. 5-Year Treasury Note	Short	$(58,478,719)	$(59,914,063)	$(1,435,344)
9/10	900 U.S. 10-Year Treasury Note	Short	(107,888,256)	(111,431,250)	(3,542,994)

					$(4,978,338)

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $4,978,338.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,078,194,106

Gross unrealized appreciation	$52,569,700
Gross unrealized depreciation	(167,106)

Net unrealized appreciation	$52,402,594

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$751,918,763	$—	$751,918,763
Collateralized Mortgage Obligations	—	65,702,723	—	65,702,723
U.S. Government Agency Obligations	—	207,679,225	—	207,679,225
U.S. Treasury Obligations	—	68,659,674	—	68,659,674
Short-Term Investments	—	36,636,315	—	36,636,315

Total Investments	$—	$1,130,596,700	$—	$1,130,596,700

Liability Description

Futures Contracts	$(4,978,338)	$—	$—	$(4,978,338)

Total	$(4,978,338)	$—	$—	$(4,978,338)

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 24, 2010